Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates
Continuing profit/(loss) before tax as shown in the consolidated income statement		€ 12,816	€ 4,103	€ 4,347
Aggregated expected income tax expense/(credit)		3,848	1,231	1,111
Impairment loss with no tax effect		18
Disposal of Group investments		(2,918)	(8)	(332)
Effect of taxation of associates and joint ventures, reported within profit before tax		(125)	(111)	69
Deferred tax (credit)/charge following revaluation of investments in Luxembourg		(393)	1,455	2,120
Previously unrecognised temporary differences we expect to use in the future, including in Luxembourg		(16)	(708)	(45)
Previously recognised temporary differences and losses we no longer expect to use in the future			74	699
Current year temporary differences (including losses) that we currently do not expect to use		207	116	170
Adjustments in respect of prior year tax liabilities		(35)	13	(10)
Impact of tax credits and irrecoverable taxes		80	74	90
Deferred tax on overseas earnings		(6)	2
Effect of current year changes in statutory tax rates on deferred tax balances		35	(667)	(45)
Financing costs not (taxable)/deductible for tax purposes		(27)	46	(62)
Revaluation of assets for tax purposes in Italy and Turkey		(338)	(357)
Expenses not deductible for tax purposes		151	170	99
Total income tax expense		€ 481	€ 1,330	€ 3,864
UK | Forecast
Reconciliation of accounting profit multiplied by applicable tax rates
Applicable tax rate	25.00%